TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	$ 224,000	$ 353,000
Unearned income	7,000	12,000
Minimum Finance Lease Payments Receivable At Present Value	155,000	170,000
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	170,000	180,000
Unearned income	4,000	6,000
Minimum Finance Lease Payments Receivable At Present Value	119,000	86,000
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	54,000	173,000
Unearned income	3,000	6,000
Minimum Finance Lease Payments Receivable At Present Value	$ 36,000	$ 84,000